Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41363
Entity Registrant Name	ClimateRock
Entity Central Index Key	0001903392
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	25 Bedford Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC1B 3HH
City Area Code	44
Local Phone Number	730 847 5096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false